Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 265		$ 326
Current tax liabilities	124		297
Accruals	801		891
Provisions	119		203
Other current liabilities	64		61
Total payables, accruals and provisions	$ 1,373	$ 1,747	$ 1,778